Statements of Consolidated Shareholders' Equity - USD ($) $ in Millions	Total	Common Shares	Additional Capital	Retained Income	Amount Due from ESOP Trust	Accumulated Other Comprehensive Loss
Balance at Apr. 30, 2014	$ 5,029.6	$ 25.4	$ 3,965.8	$ 1,091.0	$ (1.0)	$ (51.6)
Balance, shares at Apr. 30, 2014		101,697,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	344.9			344.9
Other comprehensive (loss) income	(58.2)					(58.2)
Comprehensive Income	286.7
Purchase of treasury shares	(24.3)	$ (0.1)	(19.2)	(5.0)
Purchase of treasury shares, shares		(225,262)
Issuance of shares for acquisition	2,035.5	$ 4.5	2,031.0
Issuance of shares for acquisition, shares		17,892,565
Stock plans	30.2	$ 0.1	30.1
Stock plans, shares		212,630
Cash dividends declared	(271.5)			(271.5)
Other	0.7			(0.2)	0.9
Balance at Apr. 30, 2015	7,086.9	$ 29.9	6,007.7	1,159.2	(0.1)	(109.8)
Balance, shares at Apr. 30, 2015		119,577,333
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	688.7			688.7
Other comprehensive (loss) income	(38.6)					(38.6)
Comprehensive Income	650.1
Purchase of treasury shares	(441.1)	$ (0.9)	(177.9)	(262.3)
Purchase of treasury shares, shares		(3,451,591)
Stock plans	30.8	$ 0.1	30.7
Stock plans, shares		181,152
Cash dividends declared	(317.9)			(317.9)
Other	(0.3)		(0.4)		0.1
Balance at Apr. 30, 2016	$ 7,008.5	$ 29.1	5,860.1	1,267.7	0.0	(148.4)
Balance, shares at Apr. 30, 2016	116,306,894	116,306,894
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 592.3			592.3
Other comprehensive (loss) income	5.0					5.0
Comprehensive Income	597.3
Purchase of treasury shares	(437.6)	$ (0.8)	(163.6)	(273.2)
Purchase of treasury shares, shares		(3,147,659)
Stock plans	28.2	$ 0.1	28.1
Stock plans, shares		280,318
Cash dividends declared	(346.5)			(346.5)
Other	0.3		0.1	0.2
Balance at Apr. 30, 2017	$ 6,850.2	$ 28.4	$ 5,724.7	$ 1,240.5	$ 0.0	$ (143.4)
Balance, shares at Apr. 30, 2017	113,439,553	113,439,553